Summary of Significant Accounting Policies - Credit loss provision for the current and non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets	¥ 61,886,043	$ 8,478,354	¥ 70,380,233
Non-current assets	45,718,569	$ 6,263,418	47,002,969
Expected credit loss provision - current	50,594		60,384
Expected credit loss provision - non-current	59,386		53,357
Trade and notes receivable
Current assets	¥ 1,714,786		¥ 4,703,829
Expected credit loss rate - current	2.25%	2.25%	0.98%
Expected credit loss provision - current	¥ 38,540		¥ 46,177
Amounts due from related parties
Current assets	¥ 7,712,546		¥ 1,731,399
Expected credit loss rate - current	0.13%	0.13%	0.51%
Expected credit loss provision - current	¥ 10,142		¥ 8,796
Prepayments and other current assets
Current assets	¥ 3,634,868		¥ 3,440,174
Expected credit loss rate - current	0.05%	0.05%	0.16%
Expected credit loss provision - current	¥ 1,912		¥ 5,411
Other non-current assets
Non-current assets	¥ 3,632,523		¥ 4,936,918
Expected credit loss rate - non-current	1.63%	1.63%	1.08%
Expected credit loss provision - non-current	¥ 59,386		¥ 53,357